LONG-TERM DEBT - Additional Information (Details) $ / shares in Units, $ in Millions, $ in Millions										5 Months Ended	7 Months Ended	12 Months Ended
	Feb. 01, 2021 CAD ($)	Feb. 01, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 21, 2020 USD ($)	Nov. 23, 2020 CAD ($)	Nov. 23, 2020 USD ($)	Mar. 05, 2020 CAD ($)	Mar. 05, 2020 USD ($) $ / shares	May 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 20, 2020	Nov. 24, 2020	Dec. 16, 2019 USD ($)	Apr. 17, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 6,166.1								$ 6,288.7	$ 6,166.1	$ 7,625.1
Borrowings, interest rate																	7.00%
Total net funded debt to adjusted EBITDA ratio			8.00									8.00		8.00
Net payment as a result of termination of original and offset swaps	$ 3.8		$ 31.9
Borrowings repaid		$ 30.6		$ 469.4
Accelerated interest payments												$ 4.4
Loss on extinguishment												168.7
Interest rate (as percent)																	7.00%
Fair market value price per share | $ / shares									$ 19.00
Maximum amount available under combined committed letter of credit facility			240.0									240.0
Proceeds from issuing shares and borrowings								$ 29.0
Letters Of Credit Outstanding			$ 133.8									133.8	104.3
Interest expense on letters of credit outstanding										$ 0.6	$ 0.6	$ 3.8	2.8
Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.02%									3.02%		3.02%
Interest rate (as percent)			3.02%									3.02%		3.02%
Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.37%									4.37%		4.37%
Interest rate (as percent)			4.37%									4.37%		4.37%
Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			0.75%									0.75%		0.75%
Interest rate (as percent)			0.75%									0.75%		0.75%
Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.75%									2.75%		2.75%
Interest rate (as percent)			2.75%									2.75%		2.75%
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 6,107.6									$ 6,107.6	7,675.7
Loss on extinguishment								73.8
Write off of deferred financing costs								17.4
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Non-current debt instruments issued			$ 628.0									$ 628.0
Percent of borrowings utilized			35.00%									35.00%		35.00%
Applicable margin above Bankers Acceptance or Libor (as a percent)																2.25%
Reduction in applicable margin above Bankers Acceptance or Libor (as a percent)																50.00%
Borrowings repaid								392.9
Revolving credit facility | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 148.8									$ 148.8
Swingline facility
Disclosure of detailed information about borrowings [line items]
Non-current debt instruments issued														$ 40.0
Borrowings			148.8									148.8	0.0
Term loan facility
Disclosure of detailed information about borrowings [line items]
Borrowings														$ 1,312.9
Borrowings repaid									$ 523.0
Term loan facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Floor Interest rate (as a percent)					0.50%										1.00%
Term loan facility | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,671.6									$ 1,671.6	3,351.2
Borrowings repaid					$ 744.3
Term loan facility | Cost | Fixed
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.00%									2.00%		2.00%
Interest rate (as percent)			2.00%									2.00%		2.00%
Term loan facility | Cost | Floating
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.00%									3.00%		3.00%
Interest rate (as percent)			3.00%									3.00%		3.00%
5.625% USD senior unsecured notes ("5.625% 2022 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings													454.6
Borrowings, interest rate			5.625%									5.625%		5.625%
Outstanding aggregate principal amount									350.0
Interest rate (as percent)			5.625%									5.625%		5.625%
5.375% USD senior unsecured notes ("5.375% 2023 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings													519.5
Borrowings, interest rate			5.375%									5.375%		5.375%
Outstanding aggregate principal amount									400.0
Interest rate (as percent)			5.375%									5.375%		5.375%
3.750% USD senior secured notes ("3.750%% 2025 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 954.9									$ 954.9
Borrowings, interest rate			3.75%									3.75%		3.75%
Interest rate (as percent)			3.75%									3.75%		3.75%
7.000% USD senior unsecured notes ("7.000% 2026 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	7.00%
Net proceeds used to settle the debt derivatives						$ 6.9
Loss on extinguishment						35.5
Write off of deferred financing costs						$ 6.6
Notional amount														$ 400.0			$ 275.0
Interest rate (as percent)																	7.00%
7.000% USD senior unsecured notes ("7.000% 2026 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings													876.7
Borrowings, interest rate			7.00%									7.00%		7.00%
Outstanding aggregate principal amount									270.0
Interest rate (as percent)			7.00%									7.00%		7.00%
5.125% USD senior secured notes ("5.125% 2026 Secured Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	5.125%
Notional amount																	$ 500.0
Interest rate (as percent)																	5.125%
5.125% USD senior secured notes ("5.125% 2026 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 636.6									$ 636.6	649.4
Borrowings, interest rate			5.125%									5.125%		5.125%
Interest rate (as percent)			5.125%									5.125%		5.125%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes")
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		8.50%
Notional amount																		$ 600.0
Interest rate (as percent)																		8.50%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 458.4									$ 458.4	779.3
Borrowings, interest rate			8.50%									8.50%		8.50%
Outstanding aggregate principal amount									$ 240.0
Interest rate (as percent)			8.50%									8.50%		8.50%
4.250% USD senior secured notes ("4.250% 2025 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 636.6									$ 636.6
Borrowings, interest rate			4.25%									4.25%		4.25%
Interest rate (as percent)			4.25%									4.25%		4.25%
4.000% senior unsecured notes, ("4.000% 2028 Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 636.6									$ 636.6
Borrowings, interest rate			4.00%									4.00%		4.00%
Interest rate (as percent)			4.00%									4.00%		4.00%
Redemption amount							$ 405.0
3.500% USD senior secured notes ("3.500% 2028 Secured Notes") | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 954.9									$ 954.9
Borrowings, interest rate			3.50%		3.50%							3.50%		3.50%
Net proceeds used to settle the debt derivatives					$ 744.3
Interest rate (as percent)			3.50%		3.50%							3.50%		3.50%
11.000% Paid in Kind notes ("PIK Notes"), semi-annual interest commencing December 1, 2018, principal maturing on May 31, 2028
Disclosure of detailed information about borrowings [line items]
Loss on extinguishment								(59.4)
Redemption amount								$ 1,049.9
11.000% Paid in Kind notes ("PIK Notes"), semi-annual interest commencing December 1, 2018, principal maturing on May 31, 2028 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings													$ 1,008.0
Borrowings, interest rate			11.00%									11.00%		11.00%
Interest rate (as percent)			11.00%									11.00%		11.00%